As filed with the Securities and Exchange Commission on April 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2014

Date of reporting period:  February 28, 2014

Item 1. Schedules of Investments.

WBI Absolute Return Balanced Fund
Schedule of Investments
February 28, 2014 (Unaudited)

Shares	COMMON STOCKS - 59.78%	Value
	Amusement, Gambling, and Recreation Industries - 1.33%
9,594	Las Vegas Sands Corp.	$817,888
	Broadcasting (except Internet) - 1.10%
38,277	Cablevision Systems Corp. NY Group - Class A	673,675
	Chemical Manufacturing - 4.46%
34,727	Eli Lilly & Co.	2,070,076
7,095	International Flavors & Fragrances, Inc.	665,440
		2,735,516
	Computer and Electronic Product Manufacturing - 4.29%
49,546	Cisco Systems, Inc.	1,080,103
47,445	Maxim Integrated Products, Inc.	1,551,926
		2,632,029
	Credit Intermediation and Related Activities - 3.03%
32,684	JPMorgan Chase & Co.	1,857,105
	Electronics and Appliance Stores - 5.43%
71,353	Best Buy Co., Inc.	1,900,130
38,298	GameStop Corp. - Class A	1,428,898
		3,329,028
	Food Manufacturing - 4.50%
34,057	Archer-Daniels-Midland Co.	1,382,714
31,800	Campbell Soup Co.	1,377,258
		2,759,972
	Food Services and Drinking Places - 1.01%
6,224	Cracker Barrel Old Country Store, Inc.	618,977
	Funds, Trusts, and Other Financial Vehicles - 2.77%
38,562	DDR Corp.	640,900
68,000	NorthStar Realty Finance Corp. (c)	1,054,680
		1,695,580
	Insurance Carriers and Related Activities - 2.60%
31,399	MetLife, Inc.	1,590,987
	Merchant Wholesalers, Durable Goods - 2.14%
119,639	Xerox Corp.	1,314,833
	Paper Manufacturing - 2.33%
29,177	International Paper Co.	1,426,464
	Pipeline Transportation - 1.01%
14,605	Enbridge, Inc. (a)	617,645
	Rail Transportation - 2.78%
9,464	Union Pacific Corp.	1,707,116
	Real Estate - 7.32%
16,339	American Campus Communities, Inc.	603,563
82,579	DCT Industrial Trust, Inc.	654,026
25,886	DuPont Fabros Technology, Inc.	687,532
16,921	Highwoods Properties, Inc.	638,091
23,605	Hospitality Properties Trust	625,533
46,946	Medical Properties Trust, Inc.	619,218
9,785	Mid-America Apartment Communities, Inc.	661,857
		4,489,820
	Telecommunications - 1.00%
14,038	BCE, Inc. (a)	612,057
	Utilities - 9.19%
25,845	Duke Energy Corp.	1,831,894
21,303	Entergy Corp.	1,359,558
32,067	PG&E Corp.	1,412,872
18,501	Pinnacle West Capital Corp.	1,029,581
		5,633,905
	Waste Management and Redemption Services - 1.72%
30,979	Republic Services, Inc.	1,056,694
	Wood Product Manufacturing - 1.77%
36,722	Weyerhaeuser Co.	1,083,666

	TOTAL COMMON STOCKS (Cost $34,127,779)	36,652,957

	EXCHANGE-TRADED FUNDS - 21.56%
60,040	iShares Floating Rate Bond ETF	3,044,028
55,211	iShares iBoxx $ Investment Grade Corporate Bond ETF	6,479,563
42,874	Vanguard Long-Term Bond ETF	3,697,454
		13,221,045

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,865,857)	13,221,045

Principal Amount	CORPORATE BONDS - 17.36%	Value
	Advertising Agencies - 0.88%
	Omnicom Group, Inc.
$ 500,000	4.45%, 8/15/2020	540,769
	Aerospace Product and Parts Manufacturing - 0.64%
	Lockheed Martin Corp.
356,000	4.25%, 11/15/2019	389,525
	Agencies, Brokerages, & Other Insurance Related Activities - 0.24%
	Aon PLC
142,000	3.50%, 9/30/2015	147,762
	Beverage Manufacturing - 0.24%
	Anheuser-Busch Cos., LLC
135,000	4.50%, 4/1/2018	149,604
	Business Support Services - 1.18%
	Western Union Co.
650,000	5.93%, 10/1/2016	722,899
	Credit Intermediation and Related Activities - 0.10%
	JPMorgan Chase & Co.
59,000	2.60%, 1/15/2016	60,946
	Depository Credit Intermediation - 1.33%
	Citigroup, Inc.
3,000	5.125%, 5/5/2014	3,024
572,000	6.125%, 11/21/2017	662,175
	Wells Fargo & Co.
142,000	4.48%, 1/16/2024	148,849
		814,048
	Health and Personal Care Stores - 0.25%
	Express Scripts, Inc.
148,000	3.125%, 5/15/2016	154,873
	Insurance Carriers - 2.48%
	American International Group, Inc.
800,000	5.85%, 1/16/2018	921,310
	Cigna Corp.
140,000	8.30%, 1/15/2033	176,139
	Wellpoint, Inc.
440,000	3.125%, 5/15/2022	424,203
		1,521,652
	Investigation and Security Services - 0.18%
	Tyco International Finance
105,000	3.375%, 10/15/2015	108,576
	Machinery Manufacturing - 0.79%
	Kennametal, Inc.
490,000	2.65%, 11/1/2019	484,484
	Medical and Diagnostic Laboratories - 0.28%
	Laboratory Corporation of America Holdings
170,000	3.75%, 8/23/2022	168,961
	Medical Equipment and Supplies Manufacturing - 0.16%
	Zimmer Holdings, Inc.
90,000	4.625%, 11/30/2019	101,045
	Miscellaneous Manufacturing - 1.40%
	Mattel, Inc.
865,000	1.70%, 3/15/2018	859,763
	Motion Picture and Video Industries - 0.91%
	Viacom, Inc.
522,000	3.50%, 4/1/2017	556,623
	Newspaper, Periodical, Book, and Directory Publishers - 0.32%
	Thomson Reuters Corp.
193,000	3.95%, 9/30/2021	197,629
	Non-Depository Credit Intermediation - 0.28%
	American Express Credit
150,000	2.80%, 9/19/2016	157,059
	General Electric Capital Corp.
15,000	5.55%, 10/15/2020	16,912
		173,971
	Nonmetallic Mineral Mining and Quarrying - 0.94%
	Potash Corporation of Saskatchewan, Inc.
543,000	3.25%, 12/1/2017	575,366
	Office Supplies, Stationery, and Gift Stores - 1.13%
	Staples, Inc.
680,000	2.75%, 1/12/2018	695,532
	Pharmaceutical and Medicine Manufacturing - 1.10%
	Amgen, Inc.
656,000	2.125%, 5/15/2017	673,482
	Securities and Commodity Contracts Intermediation and Brokerage - 0.66%
	Prudential Financial, Inc.
384,000	3.00%, 5/12/2016	402,009
	Software Publishers - 1.12%
	Symantec Corp.
660,000	2.75%, 6/15/2017	684,780
	Traveler Accommodation - 0.51%
	Marriott International, Inc.
320,000	3.25%, 9/15/2022	309,888
	Utilities - 0.24%
	Exelon Generation Co., LLC
135,000	5.20%, 10/1/2019	148,556

	TOTAL CORPORATE BONDS (Cost $10,583,771)	10,642,743

Shares	PURCHASED OPTIONS - 0.00%
	Put Options - 0.00%
680	NorthStar Realty Finance Corp.
	Expiration: March 2014, Exercise Price: $14.00	1,700

	TOTAL PURCHASED OPTIONS (Cost $21,080)	1,700

	SHORT-TERM INVESTMENTS - 0.57%
350,503	Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (b)	350,503
	Total Short-Term Investments (Cost $350,503)	350,503

	TOTAL INVESTMENTS IN SECURITIES (Cost $57,948,990) - 99.27%	60,868,948
	Other Assets in Excess of Liabilities - 0.73%	447,860
	NET ASSETS - 100.00%	$61,316,808

ETF-	Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2014.
(c)	A portion of this security is pledged as collateral for written options.

Schedule of Options Written
February 28, 2014 (Unaudited)

Contracts	CALL OPTIONS WRITTEN	Value
680	NorthStar Realty Finance Corp.
	Expiration: March 2014, Exercise Price: $16.00	$10,200
	TOTAL CALL OPTIONS WRITTEN (Premiums received $2,720)	$10,200

WBI Absolute Return Balanced Plus Fund
Schedule of Investments
February 28, 2014 (Unaudited)

Shares	COMMON STOCKS - 58.77%	Value
	Broadcasting (except Internet) - 1.09%
4,915	Cablevision Systems Corp. NY Group - Class A	$86,504
	Chemical Manufacturing - 7.13%
2,630	Eli Lilly & Co.	156,774
925	International Flavors & Fragrances, Inc.	86,756
3,476	Johnson & Johnson	320,210
		563,740
	Computer and Electronic Product Manufacturing - 5.72%
703	Apple, Inc.	369,946
6,415	Telefonaktiebolaget LM Ericsson - ADR	82,818
		452,764
	Credit Intermediation and Related Activities - 1.82%
8,588	Western Union Co.	143,677
	Electronics and Appliance Stores - 5.34%
12,457	Best Buy Co., Inc.	331,730
2,426	GameStop Corp. - Class A	90,514
		422,244
	Food Manufacturing - 2.72%
4,974	Campbell Soup Co.	215,424
	Funds, Trusts, and Other Financial Vehicles - 7.07%
13,890	American Capital Agency Corp.	309,609
4,999	DDR Corp.	83,083
1,344	Macerich Co.	80,815
2,677	OMEGA Healthcare Investors, Inc.	85,557
		559,064
	Furniture and Home Furnishings Stores - 1.13%
1,535	Williams-Sonoma, Inc.	89,398
	Insurance Carriers and Related Activities - 0.99%
1,664	Cincinnati Financial Corp.	78,008
	Miscellaneous Manufacturing - 3.06%
3,483	Baxter International, Inc.	242,069
	Oil and Gas Extraction - 2.13%
8,888	Encana Corp. (a)	168,694
	Paper Manufacturing - 1.45%
2,344	International Paper Co.	114,598
	Publishing Industries (except Internet) - 2.18%
5,787	Gannett Co., Inc.	172,163
	Real Estate - 4.35%
3,747	HCP, Inc.	145,271
1,942	Health Care REIT, Inc.	114,073
4,221	Redwood Trust, Inc.	84,842
		344,186
	Utilities - 6.60%
3,677	Entergy Corp.	234,666
4,748	PG&E Corp.	209,197
4,667	TECO Energy, Inc.	78,312
		522,175
	Waste Management and Redemption Services - 3.96%
4,898	Republic Services, Inc.	167,071
3,536	Waste Management, Inc.	146,744
		313,815
	Wood Product Manufacturing - 2.03%
5,444	Weyerhaeuser Co.	160,652

	TOTAL COMMON STOCKS (Cost $4,471,015)	4,649,175

	EXCHANGE-TRADED FUNDS - 33.63%
7,851	iShares Floating Rate Bond ETF	398,046
12,472	iShares iBoxx $ High Yield Corporate Bond Fund	1,183,967
25,964	SPDR Barclays High Yield Bond ETF	1,078,285
		2,660,298

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,606,810)	2,660,298

	SHORT-TERM INVESTMENTS - 8.13%
642,777	Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (b)	642,777
	Total Short-Term Investments (Cost $642,777)	642,777

	TOTAL INVESTMENTS IN SECURITIES (Cost $7,720,602) - 100.53%	7,952,250
	Liabilities in Excess of Other Assets - (0.53)%	(42,072)
	NET ASSETS - 100.00%	$7,910,178

ADR-	American Depositary Receipt
ETF-	Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2014.

WBI Absolute Return Dividend Income Fund
Schedule of Investments
February 28, 2014 (Unaudited)

Shares	COMMON STOCKS - 78.46%	Value
	Building Material and Garden Equipment - 4.06%
3,389	Home Depot, Inc.	$278,000
	Chemical Manufacturing - 6.16%
2,040	Agrium, Inc. (a)	188,251
3,915	Eli Lilly & Co.	233,373
		421,624
	Computer and Electronic Product Manufacturing - 7.80%
515	Apple, Inc.	271,014
2,913	ResMed, Inc.	128,230
10,413	Telefonaktiebolaget LM Ericsson - ADR	134,432
		533,676
	Credit Intermediation and Related Activities - 5.22%
4,837	JPMorgan Chase & Co.	274,838
1,334	Northern Trust Corp.	82,508
		357,346
	Electrical Equipment, Appliance, and Component Manufacturing - 0.93%
654	Energizer Holdings, Inc.	63,660
	Electronics and Appliance Stores - 7.81%
9,891	Best Buy Co., Inc.	263,398
7,259	GameStop Corp. - Class A	270,833
		534,231
	Food Manufacturing - 6.84%
6,558	Archer-Daniels-Midland Co.	266,255
4,025	General Mills, Inc.	201,370
		467,625
	Funds, Trusts, and Other Financial Vehicles - 2.20%
6,763	American Capital Agency Corp.	150,747
	Furniture and Home Furnishings Stores - 2.10%
2,462	Williams-Sonoma, Inc.	143,387
	Furniture and Related Product Manufacturing - 0.96%
2,045	Leggett & Platt, Inc.	65,542
	General Merchandise Stores - 2.85%
2,608	Wal-Mart Stores, Inc.	194,818
	Insurance Carriers and Related Activities - 12.12%
1,332	Cincinnati Financial Corp.	62,444
2,805	First American Financial Corp.	75,567
1,340	PartnerRe Ltd. (a)	132,499
2,803	Principal Financial Group, Inc.	127,116
1,950	Prudential Financial, Inc.	164,931
2,344	Travelers Companies, Inc.	196,521
2,006	Unum Group	69,769
		828,847
	Machinery Manufacturing - 1.66%
971	United Technologies Corp.	113,626
	Merchant Wholesalers, Durable Goods - 1.04%
6,469	Xerox Corp.	71,094
	Miscellaneous Manufacturing - 3.64%
5,097	Coach, Inc.	248,785
	Motion Picture and Sound Recording Industries - 4.06%
4,143	Time Warner, Inc.	278,120
	Paper Manufacturing - 1.27%
1,196	Packaging Corp. of America	87,176
	Telecommunications - 0.96%
1,499	BCE, Inc. (a)	65,356
	Transportation Equipment Manufacturing - 2.98%
3,083	Harley-Davidson, Inc.	203,663
	Utilities - 1.96%
3,052	Wisconsin Energy Corp.	134,166
	Waste Management and Remediation Services - 1.84%
3,036	Waste Management, Inc.	125,994

	TOTAL COMMON STOCKS (Cost $5,228,714)	5,367,483

	EXCHANGE-TRADED FUNDS - 9.74%
5,677	iShares iBoxx $ Investment Grade Corporate Bond ETF	666,253

	TOTAL EXCHANGE-TRADED FUNDS (Cost $648,599)	666,253

	SHORT-TERM INVESTMENTS - 12.05%
824,538	Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (b)	824,538
	Total Short-Term Investments (Cost $824,538)	824,538

	TOTAL INVESTMENTS IN SECURITIES (Cost $6,701,851) - 100.25%	6,858,274
	Liabilities in Excess of Other Assets - (0.25)%	(17,135)
	NET ASSETS - 100.00%	$6,841,139

ADR-	American Depositary Receipt
ETF-	Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2014.

WBI Absolute Return Dividend Growth Fund
Schedule of Investments
February 28, 2014 (Unaudited)

Shares	COMMON STOCKS - 95.70%	Value
	Administrative and Support Services - 3.07%
31,885	Manpowergroup, Inc.	$2,492,131

	Chemical Manufacturing - 15.10%
30,712	Agrium, Inc. (a)	2,834,104
37,762	Axiall Corp.	1,528,228
28,059	Celanese Corp. - Series A	1,498,070
29,968	Eastman Chemical Co.	2,620,102
46,533	Eli Lilly & Co.	2,773,832
31,288	Pfizer, Inc.	1,004,658
		12,258,994
	Clothing and Clothing Accessories Stores - 0.94%
38,472	Stage Stores, Inc.	761,746
	Computer and Electronic Product Manufacturing - 9.47%
6,382	Apple, Inc.	3,358,464
64,502	Broadcom Corp. - Class A	1,916,999
53,610	Cisco Systems, Inc.	1,168,698
37,997	Maxim Integrated Products, Inc.	1,242,882
		7,687,043
	Credit Intermediation and Related Activities - 1.83%
105,025	People's United Financial, Inc.	1,488,204
	Electrical Equipment, Appliance, and Component Manufacturing - 1.91%
15,954	Energizer Holdings, Inc.	1,552,962
	Electronics and Appliance Stores - 7.71%
115,252	Best Buy Co., Inc.	3,069,161
85,566	GameStop Corp. - Class A	3,192,467
		6,261,628
	Finance and Insurance - 2.99%
47,862	Associated Banc-Corp.	798,817
85,768	Manulife Financial Corp. (a)	1,627,877
		2,426,694
	Food Manufacturing - 3.89%
63,106	General Mills, Inc.	3,157,193
	Insurance Carriers and Related Activities - 7.82%
24,585	AmTrust Financial Services, Inc.	929,313
46,010	MetLife, Inc.	2,331,326
36,833	Travelers Cos., Inc.	3,088,079
		6,348,718
	Machinery Manufacturing - 8.25%
41,990	Ingersoll-Rand PLC (a)	2,567,269
13,513	Scotts Miracle-Gro Co. - Class A	771,727
28,755	United Technologies Corp.	3,364,910
		6,703,906
	Merchant Wholesalers, Durable Goods - 2.07%
38,688	Avnet, Inc.	1,684,089
	Miscellaneous Manufacturing - 4.44%
11,441	Baxter International, Inc.	795,150
57,603	Coach, Inc.	2,811,602
		3,606,752
	Motor Vehicle and Parts Dealers - 1.01%
18,940	Penske Automotive Group, Inc.	819,913
	Paper Manufacturing - 1.78%
19,864	Packaging Corp. of America	1,447,887
	Professional, Scientific, and Technical Services - 4.04%
7,610	Amgen, Inc.	943,792
22,185	FactSet Research Systems, Inc.	2,335,859
		3,279,651
	Publishing Industries (except Internet) - 1.71%
36,193	Microsoft Corp.	1,386,554
	Rail Transportation - 1.13%
5,101	Union Pacific Corp.	920,118
	Real Estate - 0.98%
19,677	Equity Lifestyle Properties, Inc.	791,999
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.37%
32,510	Invesco Ltd. (a)	1,115,093
	Telecommunications - 1.85%
87,351	Mobile TeleSystems OJSC - ADR	1,504,184
	Transportation Equipment Manufacturing - 8.43%
33,795	Honeywell International, Inc.	3,191,600
31,139	Rockwell Collins, Inc.	2,570,213
9,388	Toyota Motor Corp. - ADR	1,082,436
		6,844,249
	Utilities - 3.91%
34,128	Aqua America, Inc.	859,684
52,734	Wisconsin Energy Corp.	2,318,187
		3,177,871

	TOTAL COMMON STOCKS (Cost $74,190,638)	77,717,579

	SHORT-TERM INVESTMENTS - 6.64%
5,389,801	Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (b)	5,389,801
	Total Short-Term Investments (Cost $5,389,801)	5,389,801

	TOTAL INVESTMENTS IN SECURITIES (Cost $79,580,439) - 102.34%	83,107,380
	Liabilities in Excess of Other Assets - (2.34)%	(1,899,676)
	NET ASSETS - 100.00%	$81,207,704

ADR-	American Depositary Receipt
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2014.

WBI Funds
Notes to the Schedule of Investments
February 28, 2014 (Unaudited)

Note 1 – Securities Valuation

The WBI Absolute Return Balanced Fund, the WBI Absolute Return Balanced Plus Fund, the WBI Absolute Return Dividend Growth Fund, and the WBI Absolute Return Dividend Income Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Equity securities including common stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Options are valued using the composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Funds will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Options that are valued based on quoted prices from the exchange are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 28, 2014:

WBI Absolute Return Balanced Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$618,977	$-	$-	$618,977
Administrative Support and Waste Management	1,056,694	-	-	1,056,694
Arts and Entertainment and Recreation	817,889	-	-	817,889
Finance and Insurance	5,143,672	-	-	5,143,672
Information	1,285,732	-	-	1,285,732
Manufacturing	10,637,647	-	-	10,637,647
Real Estate and Rental and Leasing	4,489,819	-	-	4,489,819
Retail Trade	3,329,028	-	-	3,329,028
Transportation and Warehousing	2,324,762	-	-	2,324,762
Utilities	5,633,904	-	-	5,633,904
Wholesale Trade	1,314,833	-	-	1,314,833
Total Common Stocks	36,652,957	-	-	36,652,957

Exchange-Traded Funds	13,221,045	-	-	13,221,045

Corporate Bonds
Accommodation and Food Services	-	309,888	-	309,888
Finance and Insurance	-	3,843,287	-	3,843,287
Health Care and Social Assistance	-	168,961	-	168,961
Information	-	1,439,031	-	1,439,031
Manufacturing	-	2,766,480	-	2,766,480
Mining, Quarrying, and Oil and Gas Extraction	-	575,366	-	575,366
Professional, Scientific, and Technical Services	-	540,769	-	540,769
Retail Trade	-	850,405	-	850,405
Utilities	-	148,556	-	148,556
Total Corporate Bonds	-	10,642,743	-	10,642,743

Purchased Options	-	1,700	-	1,700

Short-Term Investments	350,503	-	-	350,503

Total Investments in Securities	$50,224,505	$10,644,443	$-	$60,868,948
Liabilities:
Options Written	$-	$10,200	$-	$10,200
Total Liabilities	$-	$10,200	$-	$10,200

WBI Absolute Return Balanced Plus Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$313,815	-	-	$313,815
Finance and Insurance	780,749	-	-	780,749
Information	258,667	-	-	258,667
Manufacturing	1,749,247	-	-	1,749,247
Mining, Quarrying, and Oil and Gas Extraction	168,694	-	-	168,694
Real Estate and Rental and Leasing	344,186	-	-	344,186
Retail Trade	511,642	-	-	511,642
Utilities	522,175	-	-	522,175
Total Common Stocks	4,649,175	-	-	4,649,175

Exchange-Traded Funds	2,660,298	-	-	2,660,298

Short-Term Investments	642,777	-	-	642,777

Total Investments in Securities	$7,952,250	$-	$-	$7,952,250

WBI Absolute Return Dividend Income Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$125,994	-	-	$125,994
Finance and Insurance	1,336,940	-	-	1,336,940
Information	343,476	-	-	343,476
Manufacturing	2,205,378	-	-	2,205,378
Retail Trade	1,150,435	-	-	1,150,435
Utilities	134,166	-	-	134,166
Wholesale Trade	71,094	-	-	71,094
Total Common Stocks	5,367,483	-	-	5,367,483

Exchange-Traded Funds	666,253	-	-	666,253

Short-Term Investments	824,538	-	-	824,538

Total Investments in Securities	$6,858,274	$-	$-	$6,858,274

WBI Absolute Return Dividend Growth Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$4,120,008	-	-	$4,120,008
Finance and Insurance	8,952,016	-	-	8,952,016
Information	2,890,738	-	-	2,890,738
Management of Companies and Enterprises	798,817	-	-	798,817
Manufacturing	43,258,986	-	-	43,258,986
Professional, Scientific, and Technical Services	3,279,651	-	-	3,279,651
Real Estate and Rental and Leasing	791,999	-	-	791,999
Retail Trade	7,843,286	-	-	7,843,286
Utilities	3,177,871	-	-	3,177,871
Transportation and Warehousing	920,118	-	-	920,118
Wholesale Trade	1,684,089	-	-	1,684,089
Total Common Stocks	77,717,579	-	-	77,717,579

Short-Term Investments	5,389,801	-	-	5,389,801

Total Investments in Securities	$83,107,380	$-	$-	$83,107,380

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at February 28, 2014, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended February 28, 2014.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Funds to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Funds may also purchase put options to provide protection against adverse price effects from changes in prices of securities. In addition, the Funds enter into written put options to hedge against changes in the value of purchased put options.

The Funds may purchase and write call and put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Funds have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Funds have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Funds will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Funds have a realized gain or loss.

Average Balance Information

The average monthly market values of purchased and written options during the period ended February 28, 2014, for the WBI Absolute Return Balanced Fund was $567 and $3,400, respectively.

Transactions in written options contracts for the period ended February 28, 2014, are as follows:

WBI Absolute Return Balanced Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options Written	680	2,720
Outstanding at February 28, 2014	680	$2,720

The average monthly market values of purchased and written options during the period ended February 28, 2014, for the WBI Absolute Return Balanced Plus Fund was $1,179 and $2,150, respectively.

Transactions in written options contracts for the period ended February 28, 2014, are as follows:

WBI Absolute Return Balanced Plus Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options Written	193	8,825
Options Closed	(79)	(3,713)
Options Exercised	(108)	(2,814)
Options Expired	(6)	(2,298)
Outstanding at February 28, 2014	-	$-

The average monthly market values of purchased and written options during the period ended February 28, 2014, for the WBI Absolute Return Dividend Income Fund was $3,848 and $268, respectively.

Transactions in written options contracts for the period ended February 28, 2014, are as follows:

WBI Absolute Return Dividend Income Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options Written	190	13,690
Options Exercised	(149)	(8,855)
Options Expired	(41)	(4,835)
Outstanding at February 28, 2014	-	$-

The average monthly market values of purchased and written options during the period ended February 28, 2014, for the WBI Absolute Return Dividend Growth Fund was $6,303 and $4,434, respectively.

Transactions in written options contracts for the period ended February 28, 2014, are as follows:

WBI Absolute Return Dividend Growth Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options Written	1,640	42,512
Options Exercised	(1,579)	(28,421)
Options Expired	(61)	(14,091)
Outstanding at February 28, 2014	-	$-

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows*:

WBI Absolute Return Balanced Fund

Cost of investments	$58,126,860

Gross unrealized appreciation	$3,009,164
Gross unrealized depreciation	(267,076)
Net unrealized appreciation	$2,742,088

WBI Absolute Return Balanced Plus Fund

Cost of investments	$7,720,882

Gross unrealized appreciation	$253,609
Gross unrealized depreciation	(22,241)
Net unrealized appreciation	$231,368

WBI Absolute Return Dividend Income Fund

Cost of investments	$6,701,851

Gross unrealized appreciation	$220,908
Gross unrealized depreciation	(64,485)
Net unrealized appreciation	$156,423

WBI Absolute Return Dividend Growth Fund

Cost of investments	$79,580,439

Gross unrealized appreciation	$4,114,359
Gross unrealized depreciation	(587,418)
Net unrealized appreciation	$3,526,941

*
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 4/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 4/28/14

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 4/28/14

* Print the name and title of each signing officer under his or her signature.